31. NET SALES	12 Months Ended
Dec. 31, 2017
Net Sales
NET SALES
31.	NET SALES

		Restated	Restated
	12.31.17	12.31.16	31.12.15
Gross sales
Brazil	19,350.0	18,621.2	19,011.7
One Foods	7,497.1	6,877.2	6,886.2
International	8,889.6	9,994.0	8,293.6
Southern Cone	2,250.5	2,168.1	2,187.8
Other segments	1,303.5	1,401.8	855.3
	39,290.7	39,062.3	37,234.6

Sales deductions
Brazil	(4,161.4)	(3,813.1)	(3,756.1)
One Foods	(800.3)	(650.6)	(527.9)
International	(392.6)	(357.7)	(378.5)
Southern Cone	(388.9)	(403.2)	(302.1)
Other segments	(78.1)	(104.8)	(73.4)
	(5,821.3)	(5,329.4)	(5,038.0)

Net sales
Brazil	15,188.6	14,808.1	15,255.5
One Foods	6,696.8	6,226.6	6,358.3
International	8,497.0	9,636.3	7,915.1
Southern Cone	1,861.6	1,764.8	1,885.7
Other segments	1,225.4	1,297.1	782.0
	33,469.4	33,732.9	32,196.6